Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with the Financial Accounting Standards Board (“FASB”) “FASB Accounting Standard Codification™” (the “Codification”) which is the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States.

The Company entered into a Stock Purchase Agreement (the “SPA”) effective as of August 12, 2021 with Mikab and its stockholders. On August 12, 2021, the Company completed the acquisition of all of the issued and outstanding stock of Mikab and Mikab became a wholly owned subsidiary of the Company. At the closing the Company delivered to the sellers a 94.6% of the Equity of The Company. Under guidance of ASU 805-10-55-11 thru 15 Mikab has been identified as the acquirer for accounting purposes.

From an accounting perspective, the financial statements of the combined entity represent a continuation of the financial statements of the accounting acquirer/legal acquiree. As such, the historical cost bases of assets and liabilities of the acquiring entity (the accounting acquirer/legal acquiree) are maintained in the consolidated financial statements of the merged company and the assets and liabilities (if any) of the acquired entity (the legal acquirer) are accounted for under the acquisition method. Results of operations of the acquired entity (the legal acquirer) are included in the financial statements of the combined company only from the acquisition date.

Management’s Representation of Interim Financial Statements

Management’s Representation of Interim Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company without audit pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted as allowed by such rules and regulations, and management believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of financial position and results of operations. All such adjustments are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto on December 31, 2020, as presented in the Company’s Annual Report on Form 10-K filed on March 16, 2021 with the SEC.

Going Concern

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the twelve months following the date of these financial statements.

Because Americrew does not expect that existing operational cash flow will be sufficient to fund presently anticipated operations, this raises substantial doubt about Americrew’s ability to continue as a going concern. Therefore, Americrew will need to raise additional funds and is currently exploring alternative sources of financing. Historically, Americrew raised capital through private placements, to finance working capital needs and may attempt to raise capital through the sale of common stock or other securities and obtaining some short-term loans from related parties. The Company will be required to continue to so until its operations become profitable. Also, Americrew has, in the past, paid for consulting services with its common stock to maximize working capital, and intends to continue this practice where feasible.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The most significant estimates relate to income taxes and contingencies. The Company bases its estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. On September 30, 2021, and December 31, 2020, Americrew’s cash equivalents totaled $55,025 and $789,497 respectively.

Accounts Receivable and Allowance for Uncollected Amounts

Accounts Receivable and Allowance for Uncollected Amounts

Accounts receivable are stated at their full collectible value less an allowance for doubtful accounts for any receivables over six months old from the balance sheet date. The company reviews all receivables prior to the year end and all uncollectible amounts are written off against income. The company expects to collect all the receivables shown on the balances sheet.

	September 30, 2021	December 31, 2020
Accounts Receivable – Total	$840,998	$501,538
Less: Allowance for Doubtful Accounts	(14,300)	(14,300)
Accounts Receivable – Net	826,698	487,238

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) 606 — Revenue from Contracts with Customers (“ASC 606”) as of January 1, 2019 using the modified retrospective method. This method allows the Company to apply ASC 606 to new contracts entered into after January 1, 2019, and to its existing contracts for which revenue earned through December 31, 2018 has been recognized under the guidance in effect prior to the effective date of ASC 606. The revenue recognition processes the Company applied prior to the adoption of ASC 606 align with the recognition and measurement guidance of the new standard, therefore adoption of ASC 606 did not require a cumulative adjustment to opening equity in 2019.

Under ASC 606, a performance obligation is a promise within a contract to transfer a distinct good or service, or a series of distinct goods and services, to a customer. Revenue is recognized when performance obligations are satisfied, and the customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for goods or services.

Under the standard, a contract’s transaction price is allocated to each distinct performance obligation. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identifies the contracts with a customer; (ii) identifies the performance obligations within the contract; (iii) determines the transaction price; (iv) allocates the transaction price to the performance obligations in the contract; and (v) recognizes revenue when, or as, the Company satisfies each performance obligation.

Customers are billed as work is completed and accepted. Extended contracts are billed in segments as completed. The amount of unbilled work in process at the end of a period is immaterial to the financial statements taken as a whole. If a contract has been completed and accepted but not billed at the end of the year, the contract price is accrued as sales in the year completed.

Depreciation

Depreciation

Fixed assets are carried at cost. Depreciation of the fixed assets is calculated on the straight-line method over estimated useful lives of 5-15 years.

Fixed Assets	September 30, 2021	December 31, 2020
Trucks and Automobiles	$785,332	$785,332
Equipment	293,543	293,543
Improvements	381,300	381,300
Total Cost	1,460,175	1,460,175
Less: Accumulated Depreciation	(1,347,261)	(1,332,314)
Fixed Assets – Book Value	112,914	137,861

Income taxes

Income Tax Status

Effective January 1, 1981, the Company elected with the consent of its stockholders, to be taxed under the provisions of subchapter S of the Internal Revenue Code. Under these provisions, the Company does not pay Federal corporate income tax on its income. Instead, the stockholders are liable for individual Federal income tax on the Company’s taxable income. For tax purposes, income is reported using the income tax basis of accounting.

The same election was made for the State of New Jersey as of January 1, 1995. However, there are minimum taxes due to New Jersey based on the amount of the Company’s revenues. Any tax paid is reported as an expense under Other Operating Expenses.

As a result of the stock transactions on August 12, 2021, the company’s Subchapter S election has been terminated. As of that date forward the company will be treated as a taxable C corporation. Separate short year tax returns for S and C Corporations will be required to be filed for 2021.

Major Customers

Major Customers

The Company had four major customers that accounted for 77% of its total sales for the nine months ended September 30, 2021. Three major customers accounted for 84% of the company’s total sales for the nine months ended September 30, 2020.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include two other related entities controlled by Americrew, Mikab Corporation and Americrew CE Services, LLC. These companies are the operating units of Americrew and generate all of the revenues for Americrew. Americrew CE Services, LLC was formed on March 29, 2021 as a subsidiary of Mikab. All intercompany transactions are eliminated in consolidation.

Recent Accounting Pronouncements

New Accounting Standards (Pending Adoption)

Leases (ASU 2016-02) In February 2016, the FASB issued new lease accounting guidance in ASU No. 2016-02, Leases-Topic 842, which has been codified in ASC 842, Leases. Under this new guidance, lessees will be required to recognize for all leases (with the exception of short-term leases): 1) a lease liability equal to the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and 2) a right-of-use asset which will represent the lessee’s right to use, or control the use of, a specified asset for the lease term. As Mikab was a non-public entity, this standard is effective for Americrew annual reporting period beginning after Dec 15, 2021 enacted through ASU 2016-02. The new standard requires a modified retrospective basis. The adoption of ASC 842 will require Americrew to recognize non-current assets and liabilities for right-of-use assets and operating lease liabilities on its consolidated balance sheet, but is not expected to have a material effect on Americrew’s results of operations or cash flows. ASC 842 will also require additional footnote disclosures to Americrew’s consolidated financial statements.

PHONEBRASIL INTERNATIONAL, INC. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with the Financial Accounting Standards Board (“FASB”) “FASB Accounting Standard Codification™” (the “Codification”) which is the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States.

Going Concern

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the twelve months following the date of these financial statements. As of December 31, 2019, the Company had no cash and negative retained earnings of $277,361.

Because the Company does not expect that existing operational cash flow will be sufficient to fund presently anticipated operations, this raises substantial doubt about the Company’s ability to continue as a going concern. Therefore, the Company will need to raise additional funds and is currently exploring alternative sources of financing. Recently the Company being funded by David Lazar who extended interest-free demand loans to the Company. Mr. Lazar sold his interest in the company and will no longer be offering any form of financing. Historically, the Company raised capital through private placements, to finance working capital needs and may attempt to raise capital through the sale of common stock or other securities and obtaining some short-term loans. The Company will be required to continue to so until its operations become profitable. Also, the Company has, in the past, paid for consulting services with its common stock to maximize working capital, and intends to continue this practice where feasible.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to income taxes and contingencies. The Company bases its estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. On December 31, 2019, and December 31, 2018, the Company’s cash equivalents totaled $-0- and $-0- respectively.

Income taxes

Income taxes

The Company accounts for income taxes under FASB ASC 740, “Accounting for Income Taxes”. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. FASB ASC 740-10-05, “Accounting for Uncertainty in Income Taxes” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities.

The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. The Company assesses the validity of its conclusions regarding uncertain tax positions quarterly to determine if facts or circumstances have arisen that might cause it to change its judgment regarding the likelihood of a tax position’s sustainability under audit.

Recent Accounting Pronouncements		Recent Accounting Pronouncements There are no recent accounting pronouncements that impact the Company’s operations.
Net Loss per Share

Net Loss per Share

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by Financial Accounting Standards, ASC Topic 260, “Earnings per Share.” Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding.